Subsequent Event (Details) - Events [Member] - AUD ($) $ / shares in Units, $ in Millions			12 Months Ended
	May 15, 2023	May 11, 2023	Mar. 31, 2023
Subsequent Event (Details) [Line Items]
Shareholders fixed price	$ 0.03
Consideration shares percentage	90.00%
Consideration shares in cash percentage	10.00%
Consideration per share		$ 0.03
Consideration premium percentage		76.00%
Total consideration amount		$ 56
Private placement subscription agreement per share			$ 0.015
Total share amount			$ 5
Outstanding shares percentage			15.10%
Invested amount			$ 4
Post-financed market capitalization amount			$ 30